Restructuring (Tables)	3 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Restructuring charges	$39,346	$—
Total	$39,346	$—

Summary of Details of Movement in Restructuring Charges

	Three Months Ended	Year Ended
	March 31, 2025	December 31, 2024
	(in thousands)
Opening provision	$31,474	$6,999
Charge during the period	39,346	76,392
Utilization	(18,820)	(51,917)
Closing provision	$52,000	$31,474